Financial Instruments And Risks - Summary of Credit Exposure of The Group (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Cash at bank	¥ 34,743,188	¥ 24,158,568	¥ 7,352,394
Restricted cash	30,453,539	23,029,588
Financial assets at fair value through profit or loss	31,023,211	34,423,897
Financial assets at amortized cost	3,784,613	6,563,969
Financial assets purchased under reverse repurchase agreements	5,527,177	700,007
Accounts and other receivables and contract assets	22,344,773	23,325,978
Loans to customers	214,972,110	119,825,814
On Balance Sheet Exposure [Member]
Disclosure of credit risk exposure [line items]
Cash at bank	34,743,188	24,158,568
Restricted cash	30,453,539	23,029,588
Financial assets at fair value through profit or loss	31,023,211	34,423,897
Financial assets at amortized cost	3,784,613	6,563,969
Financial assets purchased under reverse repurchase agreements	5,527,177	700,007
Accounts and other receivables and contract assets	22,344,773	23,325,978
Loans to customers	214,972,110	119,825,814
Total financial assets	342,848,611	232,027,821
Off Balance Sheet Exposure [Member]
Disclosure of credit risk exposure [line items]
Financing guarantee contracts	¥ 64,731,369	¥ 20,969,026